Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 51,649	$ 74,104	$ 102,589	$ 49,727	$ (5,456)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,262	394	602	213	144
Provision for inventory obsolescence	1,075	505	195	198	560
Deferred taxes			(897)	(1,163)	(645)
Excess tax benefit from employee stock-based awards	(414)	(11,421)	(13,794)		(228)
Stock-based compensation	2,249	1,032	1,493	952	281
Loss on disposal of fixed assets	150
Revaluation of warrants to fair value					(456)
Accrued interest on loan from stockholder					(3)
Provision for doubtful accounts	1,596	670	815	(200)	800
Change in assets and liabilities:
Accounts receivable	35,631	(29,387)	(36,648)	(5,864)	(29,542)
Inventories	(12,722)	(3,953)	(2,266)	(1,058)	(4,082)
Deferred cost of revenues	(541)	(41)	881	5,023	(5,904)
Prepaid expenses and other assets	(1,461)	4,758	3,660	(715)	(1,039)
Accounts payable	5,030	9,775	11,692	9,077	3,926
Taxes payable	3,655	12,417	9,539	1,292	1,567
Deferred revenues	1,036	741	(929)	(5,833)	10,108
Accrued liabilities and other	(2,511)	(7,891)	4,856	11,193	3,984
Net cash provided by (used in) operating activities	85,684	51,703	81,788	62,842	(25,985)
Cash Flows from Investing Activities:
Purchase of property and equipment and other long-term assets	(4,408)	(1,617)	(3,310)	(479)	(615)
Net cash used in investing activities	(4,408)	(1,617)	(3,310)	(479)	(615)
Cash Flows from Financing Activities:
Proceeds from term loan, net	50,833	34,822	34,813
Payments on term loan balance	(3,083)	(3,500)	(5,250)
Repurchases of common stock	(54,354)
Payment of special common stock dividend	(15,652)
Repurchase of Series A convertible preferred stock		(108,000)	(108,000)
Issuance of convertible subordinated promissory notes		68,000	68,000
Payment of convertible subordinated promissory notes		(68,000)	(68,000)
Proceeds from shares issued in initial public offering, net of offering costs		32,443	32,443
Proceeds from exercise of stock options	306	567	811
Excess tax benefit from employee stock-based awards	414	11,421	13,794		228
Proceeds from issuance of Series A preferred stock and warrants, net of issuance costs					99,500
Tax withholdings related to net share settlements of restricted stock units	(111)		(1,390)
Net cash provided by (used in) financing activities	(21,647)	(32,247)	(32,779)	(14,417)	41,341
Payment of deemed dividend on Series A convertible preferred stock				(3,002)
Repurchase of common stock and cancellation of options in connection with Series A stock purchase agreement					(64,107)
Other repurchases of common stock and outstanding awards				(9,648)	(512)
Payment of deferred offering costs				(1,767)	(124)
Repayment of notes receivable from stockholders					56
Net increase in cash and cash equivalents	59,629	17,839	45,699	47,946	14,741
Cash and cash equivalents at beginning of period	122,060	76,361	76,361	28,415	13,674
Cash and cash equivalents at end of period	181,689	94,200	122,060	76,361	28,415
Non-Cash Investing and Financing Activities:
Conversion of preferred stock into common stock in conjunction with initial public offering		150,278	150,278
Income taxes paid			6,211	12,141	9,944
Interest paid			689
Series A Preferred Stock
Cash Flows from Financing Activities:
Proceeds from exercise of Series A preferred stock warrants					$ 6,300